Property, Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, plant and equipment, net
Total cost	$ 226,478,586		¥ 1,572,707,932		¥ 1,571,081,952
Total accumulated depreciation	(104,564,671)		(611,246,250)		(725,365,126)
Construction in progress	4,400,130		26,931,306		30,523,703
Total property, plant, and equipment, net	126,314,045		988,392,988		876,240,529
Interests capitalized as borrowing cost in property, plant and equipment		¥ 0	0	¥ 0
Depreciation expenses	16,685,146	115,744,856	119,717,245	118,209,623
Property, plant and equipment
Property, plant and equipment, net
Interests capitalized as borrowing cost in property, plant and equipment		¥ 0	0	¥ 0
Buildings and improvements
Property, plant and equipment, net
Total cost	92,677,200		642,901,735		642,901,735
Machinery
Property, plant and equipment, net
Total cost	133,342,319		926,621,646		924,995,666
Office equipment and furnishing
Property, plant and equipment, net
Total cost	211,704		1,468,593		1,468,593
Motor vehicles
Property, plant and equipment, net
Total cost	247,363		1,715,958		1,715,958
Certain buildings
Property, plant and equipment, net
Amount pledged as collateral for borrowings from the financial institutions	16,666,314		89,567,625		115,614,217
Certain equipment
Property, plant and equipment, net
Amount pledged as collateral for borrowings from the financial institutions	$ 21,972,259		¥ 133,059,754		¥ 152,421,561